Impact of Change in Accounting Principle in Consolidated Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs	$ 132	$ 374	$ 575	$ 65
Federal income tax expense (benefit)	4	313	99	(427)	[1]
Net Income (loss) attributable to Nationwide Life Insurance Company	231	1,110	661	(366)
Originally Reported [Member]
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs				76
Other expenses, net of deferrals				620	[2]
Federal income tax expense (benefit)				(382)
Net Income (loss) attributable to Nationwide Life Insurance Company				(282)
Adjusted [Member]
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs				65
Other expenses, net of deferrals				760	[2]
Federal income tax expense (benefit)				(427)
Net Income (loss) attributable to Nationwide Life Insurance Company				(366)
Effect of Change [Member]
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs, effect of change				11
Other expenses, net of deferrals, effect of change				(140)	[2]
Federal income tax (benefit) expense, effect of change				45
Net loss attributable to Nationwide Life Insurance Company, effect of change				$ (84)

[1]	The balances reflect a change in accounting principle, as described in Note 2.
[2]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.